AST Bond Portfolio 2034 Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
AST Bond Portfolio 2034 | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	9.10%	(2.51%)